Schedule of finance costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Finance Costs
Bank overdrafts interest	$ 680	$ 4,145
Lease liabilities interest	6,645
Hire purchase interest		28
Term loan interest		1,652
Invoice financing interest		11,556
Finance Costs	$ 7,325	$ 17,381